The Date of Authorization for Issuance of the Consolidated Financial Statements and Procedures for Authorization	12 Months Ended
Dec. 31, 2020
Authorization Of Financial Statements [Abstract]
The Date of Authorization for Issuance of the Consolidated Financial Statements and Procedures for Authorization
2.	THE DATE OF AUTHORIZATION FOR ISSUANCE OF THE CONSOLIDATED FINANCIAL STATEMENTS AND PROCEDURES FOR AUTHORIZATION

These consolidated financial statements were authorized for issuance by the Audit Committee on March 30, 2021.